AQR FUNDS

Supplement dated April 4, 2017 (“Supplement”)

to the Class I Shares and Class N Shares Prospectus dated May 1, 2016, as amended (“Prospectus”), of the AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund, AQR Equity Market Neutral Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective at the close of business on June 30, 2017, the AQR Long-Short Equity Fund and AQR Equity Market Neutral Fund will be closed to new investors, subject to certain exceptions as set out below under the heading “Closed Fund Policies.”

Additionally, effective April 5, 2017, the section entitled “Closed Fund Policies” beginning on page 165 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Closed Fund Policies

Effective at the close of business of the below dates (each, a “Closing Date”), the following Funds (each, as of its Closing Date, a “Closed Fund”) were or will be closed to new investors, subject to certain exceptions.

Closed Fund	Closing Date

AQR Diversified Arbitrage Fund	June 29, 2012

AQR Multi-Strategy Alternative Fund	September 30, 2013

AQR Style Premia Alternative Fund	March 31, 2016

AQR Style Premia Alternative LV Fund	March 31, 2016

AQR Long-Short Equity Fund	June 30, 2017

AQR Equity Market Neutral Fund	June 30, 2017

Existing shareholders of a Closed Fund as of the applicable Closing Date are permitted to make additional investments in that Closed Fund and reinvest dividends and capital gains after the Closing Date in any account that held shares of the Closed Fund as of the Closing Date.

Notwithstanding the closing of a Closed Fund, you may open a new account in the Closed Fund (including through an exchange from another series of the Trust (each, a “Series”)) and thereafter reinvest dividends and capital gains in the Closed Fund if you meet the Closed Fund’s eligibility requirements and are:

●

A current shareholder of the applicable Closed Fund as of the Closing Date—either (a) in your own name or jointly with another or as trustee for another, or (b) as beneficial owner of shares held in another name—opening a (i) new individual account or IRA account in your own name, (ii) trust account, (iii) joint account with another party or (iv) account on behalf of an immediate family member;

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●

A qualified defined contribution retirement plan that offers the applicable Closed Fund as an investment option of the plan (or another plan sponsored by the same employer), as of the Closing Date purchasing shares on behalf of new and existing participants;

●

A financial advisor, wrap-fee program or model portfolio who as of the Closing Date has included the applicable Closed Fund as part of a discretionary fee-based program or model portfolio purchasing shares on behalf of a new or existing client;

●

An investor opening a new account at a financial institution and/or financial intermediary firm or a client of an investment consultant that (i) has clients currently invested in the applicable Closed Fund or clients for whom the Adviser provides advisory services implementing a similar principal investment strategy and (ii) the new account to be opened has been pre-approved by the Adviser to purchase shares of the applicable Closed Fund. Investors should contact the firm through which they invest to determine whether new accounts are permitted;

●

Clients of a financial institution, financial intermediary or consultant that submitted a letter of intent to invest in the Closed Fund that was accepted by the Adviser on or prior to the Closing Date;

●

A shareholder of a Fund (including a Closed Fund) or another account or fund managed by the Adviser transferring, either by exchange or redemption and subsequent purchase, into a Closed Fund with a similar principal investment strategy where the Adviser concludes, in its judgment, that the transfer will not adversely affect the applicable Closed Fund;

●

A participant in a tax-exempt retirement plan of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser and its affiliates, trustees and officers of the Trust and members of their immediate families; or

●

A current shareholder of the AQR Diversified Arbitrage Fund transferring, either by exchange or redemption and subsequent purchase, into AQR Multi-Strategy Alternative Fund where the Adviser concludes, in its judgment, that the transfer will not adversely affect AQR Multi-Strategy Alternative Fund.

●

A current shareholder of the AQR Long-Short Equity Fund transferring, either by exchange or redemption and subsequent purchase, into the AQR Equity Market Neutral Fund where the Adviser concludes, in its judgment, that the transfer will not adversely affect the AQR Equity Market Neutral Fund.

●

A current shareholder of the AQR Equity Market Neutral Fund transferring, either by exchange or redemption and subsequent purchase, into the AQR Long-Short Equity Fund where the Adviser concludes, in its judgment, that the transfer will not adversely affect the AQR Long-Short Equity Fund.

The ability to permit, limit or decline investments in accordance with the eligibility requirements set out above relating to accounts held by financial institutions and/or financial intermediaries may vary depending upon systems capabilities, applicable contractual and legal restrictions and cooperation of those institutions and/or intermediaries.

Investors may be required to demonstrate eligibility to purchase shares of a Closed Fund before an investment is accepted.

Each Closed Fund reserves the right to (i) allow investments in Closed Funds that do not fit within the eligibility requirements above pursuant to guidelines approved by the Funds’ Board of Trustees, (ii) reject any investment, including those pursuant to eligibility requirements detailed above, and (iii) close and re-open the Closed Fund to new or existing shareholders at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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AQR FUNDS

Supplement dated April 4, 2017 (“Supplement”)

to the Class R6 Shares Prospectus dated May 1, 2016, as amended

(“Prospectus”), of the AQR Diversified Arbitrage Fund, AQR Long-Short Equity Fund,

AQR Equity Market Neutral Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia

Alternative Fund and AQR Style Premia Alternative LV Fund (the “Funds”)

This Supplement updates certain information contained in the Prospectus. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective at the close of business on June 30, 2017, the AQR Long-Short Equity Fund and AQR Equity Market Neutral Fund will be closed to new investors, subject to certain exceptions as set out below under the heading “Closed Fund Policies.”

Additionally, effective April 5, 2017, the section entitled “Closed Fund Policies” beginning on page 161 of the Prospectus is hereby deleted and replaced in its entirety with the following:

Closed Fund Policies

Effective at the close of business of the below dates (each, a “Closing Date”), the following Funds (each, as of its Closing Date, a “Closed Fund”) were or will be closed to new investors, subject to certain exceptions.

Closed Fund	Closing Date

AQR Diversified Arbitrage Fund	June 29, 2012

AQR Multi-Strategy Alternative Fund	September 30, 2013

AQR Style Premia Alternative Fund	March 31, 2016

AQR Style Premia Alternative LV Fund	March 31, 2016

AQR Long-Short Equity Fund	June 30, 2017

AQR Equity Market Neutral Fund	June 30, 2017

Existing shareholders of a Closed Fund as of the applicable Closing Date are permitted to make additional investments in that Closed Fund and reinvest dividends and capital gains after the Closing Date in any account that held shares of the Closed Fund as of the Closing Date.

Notwithstanding the closing of a Closed Fund, you may open a new account in the Closed Fund (including through an exchange from another series of the Trust (each, a “Series”)) and thereafter reinvest dividends and capital gains in the Closed Fund if you meet the Closed Fund’s eligibility requirements and are:

●

A current shareholder of the applicable Closed Fund as of the Closing Date—either (a) in your own name or jointly with another or as trustee for another, or (b) as beneficial owner of shares held in another name—opening a (i) new individual account or IRA account in your own name, (ii) trust account, (iii) joint account with another party or (iv) account on behalf of an immediate family member;

1

●

A qualified defined contribution retirement plan that offers the applicable Closed Fund as an investment option of the plan (or another plan sponsored by the same employer), as of the Closing Date purchasing shares on behalf of new and existing participants;

●

A financial advisor, wrap-fee program or model portfolio who as of the Closing Date has included the applicable Closed Fund as part of a discretionary fee-based program or model portfolio purchasing shares on behalf of a new or existing client;

●

An investor opening a new account at a financial institution and/or financial intermediary firm or a client of an investment consultant that (i) has clients currently invested in the applicable Closed Fund or clients for whom the Adviser provides advisory services implementing a similar principal investment strategy and (ii) the new account to be opened has been pre-approved by the Adviser to purchase shares of the applicable Closed Fund. Investors should contact the firm through which they invest to determine whether new accounts are permitted;

●

Clients of a financial institution, financial intermediary or consultant that submitted a letter of intent to invest in the Closed Fund that was accepted by the Adviser on or prior to the Closing Date;

●

A shareholder of a Fund (including a Closed Fund) or another account or fund managed by the Adviser transferring, either by exchange or redemption and subsequent purchase, into a Closed Fund with a similar principal investment strategy where the Adviser concludes, in its judgment, that the transfer will not adversely affect the applicable Closed Fund;

●

A participant in a tax-exempt retirement plan of the Adviser and its affiliates and rollover accounts from those plans, as well as employees of the Adviser and its affiliates, trustees and officers of the Trust and members of their immediate families; or

●

A current shareholder of the AQR Diversified Arbitrage Fund transferring, either by exchange or redemption and subsequent purchase, into AQR Multi-Strategy Alternative Fund where the Adviser concludes, in its judgment, that the transfer will not adversely affect AQR Multi-Strategy Alternative Fund.

●

A current shareholder of the AQR Long-Short Equity Fund transferring, either by exchange or redemption and subsequent purchase, into the AQR Equity Market Neutral Fund where the Adviser concludes, in its judgment, that the transfer will not adversely affect the AQR Equity Market Neutral Fund.

●

A current shareholder of the AQR Equity Market Neutral Fund transferring, either by exchange or redemption and subsequent purchase, into the AQR Long-Short Equity Fund where the Adviser concludes, in its judgment, that the transfer will not adversely affect the AQR Long-Short Equity Fund.

The ability to permit, limit or decline investments in accordance with the eligibility requirements set out above relating to accounts held by financial institutions and/or financial intermediaries may vary depending upon systems capabilities, applicable contractual and legal restrictions and cooperation of those institutions and/or intermediaries.

Investors may be required to demonstrate eligibility to purchase shares of a Closed Fund before an investment is accepted.

Each Closed Fund reserves the right to (i) allow investments in Closed Funds that do not fit within the eligibility requirements above pursuant to guidelines approved by the Funds’ Board of Trustees, (ii) reject any investment, including those pursuant to eligibility requirements detailed above, and (iii) close and re-open the Closed Fund to new or existing shareholders at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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